CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2020
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
In the normal course of business, our partnership will enter into contractual obligations which include commitments relating primarily to contracted project costs for various growth initiatives, committed expenditures associated with gas and electricity sales contracts at our U.K. regulated distribution operation, and leases associated with our U.S. data center operation, Indian telecom towers operation, North American rail operation, Australian port operation and our North American gas storage operations. As at December 31, 2020, our partnership had $5,750 million (2019: $3,801 million) of commitments outstanding, of which 10% mature in less than one year, 22% between two and five years, and 68% after five years.
In addition, pursuant to the Master Service Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. This fee is recorded on the Consolidated Statements of Operating Results in general and administrative expenses.